Fees Summary	Jun. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,312,959.76
Total Fee Amount	457.52
Total Offset Amount	0.00
Net Fee	$ 457.52
Offering Table N/A
Offset Table N/A	N/A